Subsequent Events (Details) - USD ($)						6 Months Ended	12 Months Ended
	Mar. 20, 2019	Feb. 22, 2019	Jan. 30, 2019	Dec. 19, 2018	Nov. 06, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Amount drawn under promissory note						$ 150,000	$ 800,000	$ 0
Total cost of shares validly tendered						$ 142,519,639
Class A [Member]
Subsequent Events [Abstract]
Number of shares purchased (in shares)					12,999,350
Total cost of shares validly tendered					$ 131,600,000
LIBOR [Member]
Subsequent Events [Abstract]
Amount drawn under promissory note				$ 300,000	$ 500,000
Interest rate				0.60%	0.60%
Subsequent Events [Member] | Class A [Member]
Subsequent Events [Abstract]
Number of shares purchased (in shares)	1,926,021
Total cost of shares validly tendered	$ 19,700,000
Subsequent Events [Member] | LIBOR [Member]
Subsequent Events [Abstract]
Amount drawn under promissory note		$ 400,000	$ 200,000
Interest rate		0.60%	0.60%